Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Cash Flows from Operating Activities
Net Income	$ 2,017	$ 1,592
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading	(1)
Net (gain) on securities, other than trading	(101)	(64)
Net (increase) in trading securities	(2,883)	(11,247)
Provision for credit losses (Note 3)	156	349
Change in derivative instruments – decrease in derivative asset	2,582	1,760
Increase (decrease) in derivative liability	725	(2,095)
Amortization of premises and equipment	196	199
Amortization of other assets	41	54
Amortization of intangible assets	156	151
Net decrease in deferred income tax asset	105	13
Net increase in deferred income tax liability	46
Net (increase) in current income tax asset	(270)	(521)
Net increase in current income tax liability	89	39
Change in accrued interest – decrease in interest receivable	102	125
(decrease) in interest payable	(86)	(13)
Changes in other items and accruals, net	(2,706)	(2,590)
Net increase in deposits	25,865	14,328
Net (increase) in loans	(11,440)	(4,059)
Net increase in securities sold but not yet purchased	5,198	1,236
Net increase in securities lent or sold under repurchase agreements	13,230	12,817
Net (increase) in securities borrowed or purchased under resale agreements	(12,135)	(1,098)
Net (decrease) in securitization and structured entities' liabilities	(1,036)	(160)
Net Cash Provided by Operating Activities	19,850	10,816
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries		(2,725)
Redemption/buyback of covered bonds		(2,201)
Repayment of subordinated debt (Note 4)	(1,000)
Redemption of preferred shares (Note 5)	(756)
Net proceeds from issuance of common shares and sale of treasury shares (Note 5)	68	25
Cash dividends and distributions paid	(738)	(710)
Repayment of lease liabilities	(75)	(82)
Net Cash (Used in) Financing Activities	(2,501)	(5,693)
Cash Flows from Investing Activities
Net decrease in interest bearing deposits with banks	337	880
Purchases of securities, other than trading	(13,483)	(19,076)
Maturities of securities, other than trading	6,714	3,993
Proceeds from sales of securities, other than trading	5,895	5,967
Premises and equipment – net (purchases)	(116)	(104)
Purchased and developed software – net (purchases)	(117)	(151)
Net Cash (Used in) Investing Activities	(770)	(8,491)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(896)	307
Net increase (decrease) in Cash and Cash Equivalents	15,683	(3,061)
Cash and Cash Equivalents at Beginning of Period	57,408	48,803
Cash and Cash Equivalents at End of Period	73,091	45,742
Net cash provided by operating activities includes:
Interest paid in the period	1,555	3,137
Income taxes paid in the period	562	892
Interest received in the period	4,806	6,168
Dividends received in the period	$ 383	$ 404